PIMCO National Intermediate Municipal Bond Fund Annual Fund Operating Expenses - PIMCO National Intermediate Municipal Bond Fund	Mar. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.45%
I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.55%
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.80%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.75%
Expenses (as a percentage of Assets)	1.30%